Related Party Transactions	12 Months Ended
Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Related Party Transactions

11.	Related Party Transactions

Key management personnel include persons having the authority and responsibility for planning, directing and controlling the activities of the Company as a whole, and includes the Company’s CEO, CFO, VP of Business Development, and its directors.

As at 30 June 2018, $320,951 (30 June 2017 - $789,099) was payable to the directors and officers of the Company as salary, fees, or other compensation. These amounts are included in accounts payable and accrued liabilities and are unsecured and non-interest bearing.

During the year ended 30 June 2018, the Company paid or accrued salary, fees, or other compensation to the directors and officers of the Company in the amount of $148,604 (2017 - $275,470, 2016 - $282,915).

During the year ended 30 June 2018, the Company’s CEO voluntarily suspended and terminated payment and accrual of salary commencing from 1 July 2017 and continuing until such time as the Company’s financial condition permits a resumption of such cost. The CEO also forgave $75,000 in accrued and unpaid salary and converted $150,000 in accrued and unpaid salaries into 3,000,000 common shares of the Company (Note 10).

During the year ended 30 June 2018, the CFO of the Company forgave $72,494 in accrued and unpaid salary converted $200,000 in accrued and unpaid salaries into 4,000,000 common shares of the Company (Note 10).

The Company’s CFO resigned effective 31 December 2017, and commencing from 1 January 2018, the CFO agreed to continue as the “Acting CFO” without additional compensation, until such time as a replacement is appointed. At 30 June 2018 the Company owed the CFO a balance in the total amount of $105,000 for accrued but unpaid accumulated compensation.

As at 30 June 2018, the Company has a loan payable to its CEO to $87,500. During the two fiscal years ended 30 June 2017, the CEO of the Company loaned a total of $87,500 to the Company for assistance with working capital. The Loan is interest free with no fixed repayment terms.

During the fiscal year ended 30 June 2018, an aggregate amount of $13,100 in personal loans made in Fiscal 2016 and Fiscal 2017 to the Company by a non-executive director was offset and repaid in full and an amount of 2,000,000 warrants issued by the Company to the same director on 13 October 2015 were exercised at the warrant exercise price of $0.01 per share for cash proceeds of $20,000. (Note 10).

During the year ended 30 June 2018, the Company granted 4,500,000 incentive stock options to its directors and officers, with an exercise price of $0.15 and term of one year. The fair value of these incentive stock options was determined to be $41,950, using Black Scholes Option Pricing model (Note 10).

The Company issued 3,000,000 Units of its securities, each Unit consisting of one common share and one warrant to purchase an additional common share at a price of $0.10 for one year, to three directors of the Company, in conjunction with the CHI Transaction (Note 6). Each director received 1,000,000 units.